RELATED PARTY TRANSACTIONS - Summary of Key Management Personnel Remuneration and Shareholder's Company Exercising Significant Influence (Details) - Related parties - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Salaries including bonuses	$ 3,368,388	$ 2,137,182
Share-based payments	8,878,755	47,956,085
Total remuneration	$ 12,247,143	$ 50,093,267